Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables
Schedule of cost of sales and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	06.30.2025	06.30.2024	06.30.2023
Inventories at the beginning of the year	80,543	28,754	109,297	112,444	104,063
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	32,897	-	32,897	(2,491)	11,732
Changes in the net realizable value of agricultural products after harvest	4,642	-	4,642	10,002	(13,136)
Currency translation adjustment	33,041	(662)	32,379	(42,824)	(1,919)
Transfers	-	163,301	163,301	-	(2,238)
Impairment	-	(19,125)	(19,125)	-
Harvest	302,799	-	302,799	393,886	368,993
Acquisitions and classifications	236,748	172,710	409,458	384,518	427,162
Consume	(56,029)	-	(56,029)	(41,688)	(61,686)
Inventories at the end of the year	(248,268)	(160,999)	(409,267)	(242,856)	(236,109)
Cost as of 06.30.2025	386,373	183,979	570,352	-	-
Cost as of 06.30.2024	418,512	152,479	-	570,991	-
Cost as of 06.30.2023	437,120	159,742	-	-	596,862